Fair Value Measurements - Schedule of financial assets and liabilities measured at fair value (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Mar. 31, 2025
Assets
Digital currencies	$ 42,101	$ 181,146
Level 1 [Member]
Assets
Cash	0	0
Digital currencies	0	0
Investments	9,001	21,016
Derivative asset	0	0
Assets	9,001	21,016
Liabilities
Warrant liability	0	0
Convertible loan-derivative component	0	0
Liabilities	0	0
Level 2 [Member]
Assets
Cash	14,069	23,375
Digital currencies	42,101	181,146
Investments	0	0
Derivative asset	0	0
Assets	56,170	204,521
Liabilities
Warrant liability	0	0
Convertible loan-derivative component	0	0
Liabilities	0	0
Level 3 [Member]
Assets
Cash	0	0
Digital currencies	0	0
Investments	467	429
Derivative asset	7,796	1,300
Assets	8,263	1,729
Liabilities
Warrant liability	1,344	760
Convertible loan-derivative component	0	0
Liabilities	$ 1,344	$ 760